RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		9 Months Ended			10 Months Ended	12 Months Ended
	May 31, 2021	May 21, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jun. 01, 2023	Jan. 31, 2023	Jul. 31, 2022	Sep. 28, 2021
Payment to be made to related party								$ 0	$ 0	$ 132,147
Due From Related Parties			$ 0		$ 0			$ 0	0
Inventory recieved					(264,619)	$ (599,572)			446,196	106,237
Revenue			$ 1,326,012	$ 592,235	$ 2,004,975	$ 3,438,458			$ 3,967,340	$ 1,187,273
Common stock shares authorized			200,000,000		200,000,000			200,000,000	200,000,000	200,000,000			2,000,000	200,000,000
Shares issued, for services, shares					320,400	100,000
Covertible common stock					5,572,000
Accounts receivable			$ 554,344		$ 554,344			$ 236,370	$ 236,370	$ 281,543
Green Star Labs [Member]
Balance due from related party								1,320,994	1,320,994
Balance owed to related party								605,994	605,994
Loan, net amount			230,500		$ 230,500
Acquired equity interest rate					50.00%
Inventory recieved					$ 409,342
Purchase order											$ 604,000
Product shipped					0
Partial impairment allowance			$ 945,835		945,835
Discription of reserve			$416,551 of product to the Company as a form of repayment of the related party loans. Subsequent to September 30, 2023, the Company made additional loans of $230,500 to Green Star Labs, Inc. The value of all shipments of product by GSL to Hempacco will first be credited against the loans payable to Hempacco.
Green Globe International Inc. [Member]
Balance due from related party								1,378,119	1,378,119
Payment to be made to related party			$ 1,684,053		1,684,053			692,119	692,119
Maximum borrowing outstanding, amount			500,000		500,000
Short-term borrowing increased amount					1,800,000				1,500,000
Additional loans					96,400
Reserve of against balance			1,684,053		1,684,053
Payment of one time charge									1,470,522
Loaned net amount								$ 692,119	692,119
Shares issued after conversion		1,528,997,476
Line of credit agreement description								The purpose is to facilitate short-term borrowing needs on an interest free basis, with advances being subject to repayment within 90 days with a maximum of $500,000 allowed to be outstanding within any 90-day period
Strategic Global Partners, Inc [Member]
Shares issued		170,000
Shares issued after conversion		649,780,985
Outstanding consulting fees	$ 170,000
Consulting expenses									52,000	120,000
Unpaid consulting fee balance								$ 28,000	28,000	70,000
Cube 17, Inc. [Member]
Shares issued, for services, amount	$ 185,000
Shares issued, for services, shares	185,000
Price of the Issuer's Security		$ 1
Covertible common stock	400,000	707,113,562
Consulting expenses									80,000	120,000
Consulting fee payable								0	0	63,404
Lake Como [Member]
Accounts receivable								0	0	150
Hempacco Paper Company [Member]
Prepaid expenses			616,000		616,000
CEO & CMO [Member]
Salary paid			$ 60,000		180,000
Consulting fees				40,000		$ 160,000
Primus Logistics [Member]
Payment to be made to related party								5,163	5,163	25,000		$ 182,000
Services charge expense					$ 222,883	206,821
Ownership percentage		90.00%	90.00%		90.00%
Advance rent			$ 342,638		$ 342,638			25,000	25,000	14,764
Shares issued		170,000
Accrued and unpaid rent		$ 170,000
Shares issued after conversion		649,780,985
UST Mexico, Inc. [Member]
Payment to be made to related party								$ 0	0	29,000		$ 110,000
Common stock share owned			947,200,000		947,200,000
Revenue			$ 8,800	16,840	$ 15,359	31,840
Goods and services amount			$ 190,807	$ 57,181	428,753	$ 147,184	$ 251,000		$ 192,181,000
Advanced payment					66,000
Amount received					$ 62,600
Ownership percentage			25.00%		25.00%			25.00%	25.00%
Goods and sevices cost paid to related party									$ 17,386	$ 152,147
Common stock issued and outstanding, percentage								1.72%	1.72%
Common stock shares authorized								947,200,000	947,200,000
Write off receivable									$ 172,409